Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Common Stocks -- 97.4%

Security                                   Shares            Value
--------------------------------------------------------------------------------

Advertising -- 3.9%
--------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                18,000            $ 1,230,750
Specialized market research.
Harte-Hanks Communications, Inc.           33,000                940,500
Owns and operates an international
direct marketing company.
Outdoor Systems, Inc.(1)                   31,000                930,000
Dominant operator of outdoor
advertising.
--------------------------------------------------------------------------------
                                                             $ 3,101,250
--------------------------------------------------------------------------------

Banks - Regional -- 3.0%
--------------------------------------------------------------------------------
City National Corp.                        22,000            $   915,750
Offers a wide variety of personal
and business banking services.
Cullen/Frost Bankers, Inc.                 18,000                987,750
The largest independent bank
holding company in Texas.
Northfork Bancorp                          18,000                430,875
Provides commercial banking
services to the New York and
Connecticut areas.
--------------------------------------------------------------------------------
                                                             $ 2,334,375
--------------------------------------------------------------------------------

Banks and Money Services -- 0.7%
--------------------------------------------------------------------------------
Bank United Corp.                          13,000            $   510,250
Operates 70 branch bank system in Texas.
--------------------------------------------------------------------------------
                                                             $   510,250
--------------------------------------------------------------------------------

Biotechnology -- 2.1%
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)             10,000            $   355,625
Researches and develops
pharmaceutical and diagnostic
products.
Sepracor, Inc.(1)                          15,000              1,321,875
Develops pharmaceutical drugs.
--------------------------------------------------------------------------------
                                                             $ 1,677,500
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.2%
--------------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A(1)        9,000            $   390,375
Diversified media company.
Heftel Broadcasting Corp.(1)               11,000                541,750
The largest Spanish-language radio
broadcasting company in the U.S.
--------------------------------------------------------------------------------
                                                             $   932,125
--------------------------------------------------------------------------------

Business Products and Services-- 5.1%
--------------------------------------------------------------------------------
Abacus Direct Corp.(1)                     25,000            $ 1,137,500
Provider of specialized marketing
programs.
CN Maximus, Inc.(1)                        32,650              1,208,050
Management consulting group.
Personnel Group of America, Inc.(1)        60,000              1,050,000
Temporary employment company.
Sylvan Learning Systems, Inc.(1)           20,000                610,000
Operates specialized educational
tutoring and testing centers.
--------------------------------------------------------------------------------
                                                             $ 4,005,550
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 5.4%
--------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)        23,000            $   793,500
Provides services to the
pharmaceutical industry.
Concord EFS, Inc.(1)                       14,000                593,250
Provides electronic payment and
verification for debit and credit
card transactions for retailers.
Corrections Corp. of America(1)            31,000                546,375
The number one builder and
operator of for-profit prisons
worldwide.
Iron Mountain, Inc.(1)                     14,000                504,875
One of the largest record
management companies in the U.S.
ISS Group, Inc.(1)                          1,150                 63,250
Provides network security
monitoring, detection, and
response software.
On Assignment, Inc.(1)                     27,000                931,500
Provides temporary scientific and
environmental professionals to
laboratories.
United Road Services, Inc.(1)              44,000                808,500
Offers a range of towing and transport
services.
--------------------------------------------------------------------------------
                                                             $ 4,241,250
--------------------------------------------------------------------------------

Communications Equipment -- 1.2%
--------------------------------------------------------------------------------
Comverse Technology, Inc.(1)               13,000            $   923,000
Specialized communications
products.
--------------------------------------------------------------------------------
                                                             $   923,000
--------------------------------------------------------------------------------


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                                   Shares            Value
--------------------------------------------------------------------------------

Communications Services -- 0.6%
--------------------------------------------------------------------------------
McLeodUSA, Inc.(1)                         14,000            $   437,500
Provides integrated
telecommunications services to
business and residential customers.
--------------------------------------------------------------------------------
                                                             $   437,500
--------------------------------------------------------------------------------

Computer Software -- 2.2%
--------------------------------------------------------------------------------
Documentum, Inc.(1)                        25,000            $ 1,335,938
Provides niche software enabling
large corporations to integrate
their documents into a central
system.
International Integration, Inc.(1)         25,000                425,000
Provides application migration and
custom software development
services.
--------------------------------------------------------------------------------
                                                             $ 1,760,938
--------------------------------------------------------------------------------

Consumer Services -- 1.3%
--------------------------------------------------------------------------------
Strayer Education, Inc.                    30,065            $ 1,059,791
Specialized supplemental education
services.
--------------------------------------------------------------------------------
                                                             $ 1,059,791
--------------------------------------------------------------------------------

Electrical Equipment -- 2.4%
--------------------------------------------------------------------------------
Level One Communications, Inc.(1)          35,000            $ 1,242,500
Designs and sells integrated circuits.
Micrel, Inc.(1)                            12,000                660,000
Designs and sells analog integrated
circuits.
--------------------------------------------------------------------------------
                                                             $ 1,902,500
--------------------------------------------------------------------------------

Electronics - Equipment -- 0.5%
--------------------------------------------------------------------------------
Etec Systems, Inc.(1)                      10,000            $   400,000
Manufactures high precision masks
used to print circuit patterns
onto semiconductor wafers.
--------------------------------------------------------------------------------
                                                             $   400,000
--------------------------------------------------------------------------------

Electronics - Instruments -- 6.1%
--------------------------------------------------------------------------------
Cognex Corp.(1)                            27,000            $   540,000
Provides machine vision systems
which are used to automate the
manufacturing process.
Helix Technology Corp.                     16,025                208,325
Develops technology used in the
manufacturing of electronic
components.
Microchip Technology, Inc.(1)              21,000                777,000
Manufactures specialized
semiconductors.
Novellus System, Inc.                       8,000                396,000
Designs chemical systems which are
used in the creation of
semiconductors.
Sanmina Corp.(1)                           22,050              1,378,125
Operates contract manufacturing
facilities for high tech companies.
Sipex Corp.(1)                             26,000                913,250
Creates circuits for use in
products such as computers and
cellular phones which minimizes
the use of battery power.
Synopsys, Inc.(1)                          10,500                569,625
Creates design automation products
to develop, simulate, and test the
performance of integrated circuits.
--------------------------------------------------------------------------------
                                                             $ 4,782,325
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 5.3%
--------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)            14,000            $   475,563
Provides semiconductor chips which
move large amounts of information
at high speeds.
Dallas Semiconductor Corp.                 22,100                900,575
Designs, manufactures, and markets
electronic chips and chip-based
subsystems.
Linear Technologies Corp.                   6,000                537,375
Designs and manufactures chips
which translate information from
analog form.
PMC-Sierra, Inc.(1)                        10,000                631,250
Provides high speed
internetworking component
solutions.
Vitesse Semiconductor Corp.(1)             35,000              1,596,874
Provides digital circuits used for
communications products.
--------------------------------------------------------------------------------
                                                             $ 4,141,637
--------------------------------------------------------------------------------

Entertainment -- 2.2%
--------------------------------------------------------------------------------
Cinar Films, Inc., Class B(1)              12,000            $   304,500
Develops, produces, and
distributes educational and
entertainment TV shows and films
for children and families.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                   Shares            Value
--------------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------------
MGM Grand, Inc.(1)                         12,000            $   325,500
Develops, owns, and runs hotels
and casinos worldwide.
Speedway Motorsports, Inc.(1)              38,000              1,083,000
Owns and operates "Atlanta Motor
Speedway", "Bristol Motor
Speedway", "Charlotte Motor
Speedway", "Texas Motor Speedway",
and "600 Racing".
--------------------------------------------------------------------------------
                                                             $ 1,713,000
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 0.8%
--------------------------------------------------------------------------------
E*Trade Group, Inc.(1)                     13,000            $   608,157
Innovative, high quality
electronic internet stock
brokerage firm.
--------------------------------------------------------------------------------
                                                             $   608,157
--------------------------------------------------------------------------------

Financial - Specialty -- 0.6%
--------------------------------------------------------------------------------
Enhance Finance Service Group, Inc.        17,000            $   510,000
Provides insurance for municipal
debt obligations and issues
financial responsibility bonds.
--------------------------------------------------------------------------------
                                                             $   510,000
--------------------------------------------------------------------------------

Foods -- 1.3%
--------------------------------------------------------------------------------
Lance, Inc.                                50,249            $ 1,001,839
Produces single-serve packages of
snack foods and bakery products.
--------------------------------------------------------------------------------
                                                             $ 1,001,839
--------------------------------------------------------------------------------

Health Care Services -- 1.0%
--------------------------------------------------------------------------------
NCS Healthcare, Inc., Class A(1)           33,000            $   783,750
An independent provider of pharmacy
services.
--------------------------------------------------------------------------------
                                                             $   783,750
--------------------------------------------------------------------------------

Health Services -- 10.1%
--------------------------------------------------------------------------------
Biomatrix, Inc.(1)                          9,000            $   524,250
Develops and manufactures products
used for orthopedics and
ophthalmology.
Compdent Corp.(1)                          32,000                332,000
Offers a full line of dental care
plan services.
Express Scripts, Inc., Class A(1)          19,000              1,275,375
Rapidly growing pharmacy specialist.
Health Management Associates, Inc.,
Class A(1)                                 22,000                475,750
Hospital chain.
MedQuist, Inc.(1)                          11,000                434,500
Provides electronic transcription
and data management services to
the healthcare industry.
MiniMed, Inc.(1)                           10,050              1,052,738
Developer and manufacturer of
medical devices focusing on
diabetics.
Omnicare, Inc.                             15,000                521,250
Provides pharmacy services to
retirement centers.
Province Healthcare Co.(1)                 10,000                358,750
Acquires and operates rural
hospitals.
Renal Care Group, Inc.(1)                  31,000                893,188
One of the largest providers of
renal treatment centers.
Serologicals Corp.(1)                      32,000                960,000
Obtains antibodies from donors for
use in products made by health
companies.
Sunrise Assisted Living, Inc.(1)           22,100              1,146,438
One of the leading operators of
assisted care facilities for
senior citizens.
--------------------------------------------------------------------------------
                                                             $ 7,974,239
--------------------------------------------------------------------------------

Information Services -- 14.3%
--------------------------------------------------------------------------------
Acxiom Corp.(1)                            48,000            $ 1,487,999
Database information services.
Affiliated Computer Services,
Inc., Class A(1)                           26,100              1,174,500
Nationwide provider of information
processing services.
Aspect Development, Inc.(1)                18,000                797,625
Information processing services
specialist.
BISYS Group, Inc. (The)(1)                 19,000                980,875
Services financial institutions
with computer, administrative and
marketing support data processing
services.
Cambridge Technology Partners,
Inc.(1)                                    13,000                287,625
Software consulting company.
Cognos, Inc.(1)                             9,000                225,000
Manufactures software for data
analysis.
Dendrite International(1)                  10,000                249,688
Produces marketing software.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                   Shares            Value
--------------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------------
Eclipsys Corp.(1)                          20,000            $   580,000
Markets healthcare information.
IDX Systems Corp.(1)                       25,000              1,100,000
Healthcare information systems.
Medical Manager Corp.(1)                   36,000              1,129,500
Provides the Medical Manager
physician practice management
system.
New Era of Networks(1)                      4,000                176,000
Creates integration software used
in the upgrading of outdated
computer systems and data transfer
between programs.
Nova Corp.(1)                              29,000              1,005,938
Nation's largest bankcard processor.
Peregrine Systems, Inc.(1)                  5,000                231,875
Creates software to aid in
managing and monitoring business
through the use of
a network.
Sapient Corp.(1)                            7,000                392,000
Provides custom based software.
Siebel Systems, Inc.(1)                    16,000                543,000
Supplies sales, marketing, and
customer service information
systems.
Veritas Software Co.(1)                    15,250                914,047
Provides communications companies
with software measuring systems.
--------------------------------------------------------------------------------
                                                             $11,275,672
--------------------------------------------------------------------------------

Insurance -- 3.6%
--------------------------------------------------------------------------------
Mercury General Corp.                      15,000            $   657,188
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                34,506              1,350,047
Specialty insurer focusing on
workmen's compensation.
Reinsurance Group of America, Inc.         14,000                850,500
Provides life reinsurance in North
America.
--------------------------------------------------------------------------------
                                                             $ 2,857,735
--------------------------------------------------------------------------------

Investment Services -- 1.2%
--------------------------------------------------------------------------------
Centura Banks, Inc.                        11,000            $   818,125
Growing Southeastern bankers.
PIMCO Advisors Holdings L.P.                3,000                 93,375
Provides investment management services.
--------------------------------------------------------------------------------
                                                             $   911,500
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.5%
--------------------------------------------------------------------------------
ResortQuest International, Inc.(1)         25,000            $   365,625
Provides vacation condominium and
home rentals in the United States.
--------------------------------------------------------------------------------
                                                             $   365,625
--------------------------------------------------------------------------------

Medical Products -- 4.4%
--------------------------------------------------------------------------------
Haemonetics Corp.(1)                       40,500            $   921,375
Designs and manufactures equipment
for the collection, processing and
surgical salvage of blood.
Ocular Sciences, Inc.(1)                   30,000                802,500
Manufactures and markets a broad
line of disposable contact lenses.
Osteotech, Inc.(1)                         10,000                465,000
Markets products to facilitate in
the healing of the bones and
muscles.
Respironics, Inc.(1)                       44,000                881,377
Manufactures respiratory products.
Steris Corp.(1)                            14,000                398,125
Provider of infection-prevention
systems.
--------------------------------------------------------------------------------
                                                             $ 3,468,377
--------------------------------------------------------------------------------

Metals - Industrial -- 0.4%
--------------------------------------------------------------------------------
Stillwater Mining Co.(1)                    8,000            $   328,000
Explores, develops and mines
platinum and palladium.
--------------------------------------------------------------------------------
                                                             $   328,000
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.6%
--------------------------------------------------------------------------------
Cross Timbers Oil Co.                       9,300            $    69,750
Emerging growth energy company
with good exploration track record.
Louis Dreyfus Natural Gas(1)               43,940                626,145
Niche developer and driller of gas
properties.
Newfield Exploration Co.(1)                25,000                521,875
Acquires and develops energy
properties in domestic U.S.
Nuevo Energy Co.(1)                        45,000                517,500
Explores and produces natural gas
and oil.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                   Shares            Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production (continued)
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                    40,000            $   345,000
Buys oil producing properties in
the U.S. and South America.
--------------------------------------------------------------------------------
                                                             $ 2,080,270
--------------------------------------------------------------------------------

Printing and Business Products -- 0.3%
--------------------------------------------------------------------------------
Valassis Communications, Inc.(1)            5,000            $   258,125
Publishes coupons.
--------------------------------------------------------------------------------
                                                             $   258,125
--------------------------------------------------------------------------------

Publishing -- 1.4%
--------------------------------------------------------------------------------
Central Newspapers, Inc., Class A          15,000            $ 1,071,563
Publishes the Arizona Republic,
the Arizona Business Gazette, the
Indianapolis Star, the
Indianapolis News, and community
newspapers in Indiana and
Louisiana.
--------------------------------------------------------------------------------
                                                             $ 1,071,563
--------------------------------------------------------------------------------

REITS -- 0.7%
--------------------------------------------------------------------------------
Public Storage, Inc.                       21,300            $   576,431
Real Estate Investment Trust
(REIT) which invests in mini-warehouses
and self-service facilities.
--------------------------------------------------------------------------------
                                                             $   576,431
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.1%
--------------------------------------------------------------------------------
Papa John's International, Inc.(1)         29,000            $ 1,279,625
Rapidly growing restaurant chain.
Sonic Corp.(1)                             15,000                373,125
Largest chain of service drive-ins
in the U.S.
--------------------------------------------------------------------------------
                                                             $ 1,652,750
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 5.2%
--------------------------------------------------------------------------------
American Eagle Outfitters(1)                7,000            $   466,375
Sells casual apparel for men and women.
Bed Bath and Beyond, Inc.(1)               26,000                887,250
Specialty retailer.
Ethan Allen Interiors, Inc.                25,000              1,025,000
Manufactures home furnishings.
O'Reilly Automotive, Inc.(1)               15,000                708,750
Supplier of automotive equipment
and accessories.
The Mens Wearhouse, Inc.(1)                32,000              1,016,000
Specialty apparel chain.
--------------------------------------------------------------------------------
                                                             $ 4,103,375
--------------------------------------------------------------------------------

Semiconductor Equipment -- 1.0%
--------------------------------------------------------------------------------
PRI Automation, Inc.(1)                    30,000            $   780,000
Material handling equipment for
high cost semiconductor wafers.
--------------------------------------------------------------------------------
                                                             $   780,000
--------------------------------------------------------------------------------

Software Services -- 0.6%
--------------------------------------------------------------------------------
Great Plains Software, Inc.(1)             10,000            $   482,500
Manufactures accounting programs
for small to midsized companies.
--------------------------------------------------------------------------------
                                                             $   482,500
--------------------------------------------------------------------------------

Transportation -- 2.1%
--------------------------------------------------------------------------------
Comair Holdings, Inc.                      14,000            $   472,500
Regional airline holding company.
Swift Transportation Co., Inc.(1)          43,200              1,210,952
Regional truckload carrier
offering computerized tracking
services.
--------------------------------------------------------------------------------
                                                             $ 1,683,452
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $56,813,307)                            $76,696,351
--------------------------------------------------------------------------------
Commercial Paper -- 2.3%

                                           Principal
                                           Amount
Security                                   (000's Omitted)   Value
--------------------------------------------------------------------------------
General Electric Capital Corp.,            $1,828            $ 1,827,162
5.50%, 1/4/99
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $1,827,162)                             $ 1,827,162
--------------------------------------------------------------------------------

Total Investments -- 99.7%
    (identified cost $58,640,469)                            $78,523,513
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                       $   226,812
--------------------------------------------------------------------------------

Net Assets -- 100%                                           $78,750,325
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
(1) Non-income producing security.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
------------------------------------------------------------------------
Investments, at value
    (identified cost, $58,640,469)                           $78,523,513
Cash                                                             105,545
Receivable for investments sold                                  847,616
Interest and dividends receivable                                 17,168
Deferred organization expenses                                     1,855
------------------------------------------------------------------------
Total assets                                                 $79,495,697
------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------
Payable for investments purchased                            $   729,915
Payable to affiliate for Trustees' fees                            2,006
Other accrued expenses                                            13,451
------------------------------------------------------------------------
Total liabilities                                            $   745,372
------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                $78,750,325
------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                              $58,867,281
Net unrealized appreciation (computed on
    the basis of identified cost)                             19,883,044
------------------------------------------------------------------------
Total                                                        $78,750,325
------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
------------------------------------------------------------------------
Dividends (net of foreign taxes, $748)                       $   187,592
Interest                                                         194,778
------------------------------------------------------------------------
Total investment income                                      $   382,370
------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------
Investment adviser fee                                       $   477,657
Trustees fees and expenses                                         7,298
Custodian fee                                                     69,999
Legal and accounting services                                     18,459
Amortization of organization expenses                              3,166
Miscellaneous                                                      4,306
------------------------------------------------------------------------
Total expenses                                               $   580,885
------------------------------------------------------------------------

Net investment loss                                          $  (198,515)
------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $ 8,602,338
------------------------------------------------------------------------
Net realized gain                                            $ 8,602,338
------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                      $ 3,223,464
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $ 3,223,464
------------------------------------------------------------------------

Net realized and unrealized gain                             $11,825,802
------------------------------------------------------------------------

Net increase in net assets from operations                   $11,627,287
------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)               Year Ended           Year Ended
in Net Assets                     December 31, 1998    December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment loss                $   (198,515)        $    (76,118)
    Net realized gain                     8,602,338           13,086,809
    Net change in unrealized
        appreciation
        (depreciation)                    3,223,464           (2,245,462)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                    $ 11,627,287         $ 10,765,229
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                      $  5,783,708         $ 39,249,662
    Withdrawals                         (16,629,759)         (54,993,076)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions          $(10,846,051)        $(15,743,414)
--------------------------------------------------------------------------------

Net increase (decrease) in net
    assets                             $    781,236         $ (4,978,185)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                   $ 77,969,089         $ 82,947,274
--------------------------------------------------------------------------------
At end of year                         $ 78,750,325         $ 77,969,089
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                           Year Ended December 31,
                                               --------------------------------------------------------------------------------
                                                1998             1997             1996             1995             1994 (1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.76%            0.75%            0.76%            0.77%            0.74%(2)
Net investment income (loss)                      (0.26)%          (0.10)%           0.18%            0.19%            0.20%(2)
Portfolio Turnover                                  116%             156%              91%              81%              19%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)        $ 78,750         $ 77,969         $ 82,947         $ 73,940         $ 64,442
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.
(2)  Annualized.

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Special Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    D Other -- Investment transactions are accounted for on a trade date basis.

    E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1998, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $477,657. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the

Special Investment Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


    Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1998, no significant amounts have been deferred.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $84,397,364 and $94,403,972, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1998, is computed on a federal income tax basis, were as follows:


    Aggregate cost                                           $  58,912,906
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                            $  20,559,961
    Gross unrealized depreciation                                 (949,354)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                              $  19,610,607
    ----------------------------------------------------------------------------


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1998.

6   Risk Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Special Investment Portfolio as of December 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Special Investment Portfolio:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Special Investment Portfolio (the Portfolio) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended, and for the period from the start of business, August 1, 1994, to December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                          PricewaterhouseCoopers LLP
                          Boston, Massachusetts
                          February 5, 1999

Eaton Vance Special Investment Portfolio as of December 31, 1998

Special Investment Portfolio

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant